THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL EQUITY PORTFOLIO JULY 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 98.1%

	Shares	Value

AUSTRALIA — 7.7%
Australia & New Zealand Banking Group	90,000	$1,833,143
CSL	12,000	2,548,363
Newcrest Mining	80,000	1,557,720

		5,939,226

FRANCE — 10.0%
AXA	45,000	1,167,542
BNP Paribas	22,000	1,342,211
Capgemini	16,000	3,457,803
Faurecia	25,000	1,115,545
Technip Energies *	12,800	173,412
TechnipFMC *	64,000	462,938

		7,719,451

GERMANY — 7.5%
Allianz	10,000	2,490,187
Merck KGaA	16,000	3,275,664

		5,765,851

HONG KONG — 3.7%
New World Development	600,000	2,845,120

ISRAEL — 2.0%
Teva Pharmaceutical Industries ADR *	164,000	1,582,600

ITALY — 2.9%
Intesa Sanpaolo	440,000	1,216,469
Tenaris	100,000	1,016,945

		2,233,414

JAPAN — 26.2%
Astellas Pharma	155,000	2,455,991
Daiwa House Industry	52,400	1,597,066
Denso	39,960	2,724,198
KDDI	55,000	1,669,795
Komatsu	77,400	1,995,121
Kubota	100,500	2,085,547
Kuraray	129,000	1,190,679
Mitsubishi UFJ Financial Group	516,000	2,719,872
Sankyu	54,500	2,433,257
Seven & I Holdings	30,000	1,330,661

		20,202,187

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THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL EQUITY PORTFOLIO JULY 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

SINGAPORE — 3.6%
DBS Group Holdings	125,000	$2,807,215

SPAIN — 5.1%
Banco Santander	199,130	729,049
Industria de Diseno Textil	65,000	2,203,638
Red Electrica	50,000	991,628

		3,924,315

SWEDEN — 3.9%
Nordea Bank Abp	130,000	1,524,506
Volvo, Cl B	65,000	1,531,682

		3,056,188

SWITZERLAND — 10.3%
Alcon	32,000	2,330,354
LafargeHolcim	25,000	1,464,747
Novartis	23,000	2,128,699
Zurich Insurance Group	5,000	2,018,096

		7,941,896

TAIWAN — 2.6%
Hon Hai Precision Industry	300,000	1,180,047
Taiwan Semiconductor Manufacturing ADR	7,000	816,480

		1,996,527

UNITED KINGDOM — 12.6%
Diageo	65,000	3,226,774
Glencore	225,000	1,012,162
National Express Group	475,000	1,796,341
Royal Dutch Shell, Cl B	45,000	888,313
Standard Chartered	250,000	1,501,585
WPP	100,000	1,293,031

		9,718,206

TOTAL COMMON STOCK
(Cost $47,328,637)		75,732,196

TOTAL INVESTMENTS — 98.1%
(Cost $47,328,637)		$75,732,196

Percentages are based on Net Assets of $77,196,656.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

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THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL EQUITY PORTFOLIO JULY 31, 2021 (Unaudited)

As of July, 31, 2021, all of the Portfolio’s investments in securities were considered Level 1,in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2021, there were no transfers in or out of Level 3.

For Information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financials statements.

CSM-QH-001-3600

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